SHARE-BASED COMPENSATION - Status of restricted stock (Details) - Restricted shares	6 Months Ended
Dec. 31, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Restricted Shares, Number	2,263,194
Fair Value per Share $18.72
SHARE-BASED COMPENSATION
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 1.545
Outstanding Restricted Shares, Number	2,263,194
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 3 months